Disposal of a subsidiary (Details Narrative)		6 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2023	Sep. 30, 2022 CNY (¥)
Cash	$ 140,500	$ 140,500		¥ 1,000,000
Fair value consideration	$ 562,000	$ 562,000		¥ 4,000,000
Yanbian Bao Feng Bio Technology Co Ltd [Member]
Equity interest	7.00%	7.00%	7.00%	7.00%
Yanbian Bao Feng Bio Technology Co Ltd [Member]
Cash	$ 140,500	$ 140,500		¥ 1,000,000
Fair value consideration	$ 562,000	$ 562,000		¥ 4,000,000
Yanbian Bao Feng Bio Technology Co Ltd [Member]
Subsidiary interest	100.00%	100.00%